PART B

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS


                                    issued by


                               VARIABLE ACCOUNT A


                                       and


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DESCRIBING THE FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS. THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE
PROSPECTUS DATED MAY 1, 1998, CALL OR WRITE: American International Life Assurance Company of New York; Attention: Variable Products, 80 Pine Street, New York, New York, 10005, 1-800-255-8402.


DATE OF STATEMENT OF ADDITIONAL INFORMATION:  June 25, 1998

                                TABLE OF CONTENTS

                                                                           Page
General Information..................................
      The Company....................................
      Independent Accountants........................
      Legal Counsel..................................
      Distributor....................................
      Calculation of Performance Related Information.

Annuity Provisions...................................
      Variable Annuity Payment Values................
      Annuity Unit...................................
      Net Investment Factor..........................
      Additional Provisions..........................

Financial Statements.................................

                              GENERAL INFORMATION

The Company

         A description of American International Life Assurance Company of New York (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account A (the "Variable Account").

Independent Accountants

         The audited financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

         Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C..

Distributor

     AIG Equity Sales Corp.  ("AIGESC"),  a wholly owned  subsidiary of American
International Group, Inc. and an affiliate of the Company, acts as the distributor. Commissions are paid by the Registrant directly to selling dealers and representatives on behalf of the Distributor. Commissions retained by the Distributor in 1997 were $37,267.60.

Calculation Of Performance Related Information

A.    Yield and Effective  Yield  Quotations  for the
      Money Market Subaccount

         The yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

         Any effective yield quotation for the Money Market Subaccount to be set forth in the Prospectus will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Surrender Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

B.    Total Return Quotations

         The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.


C.       Yield   Quotations

         The yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                       cd

               Where: a = net investment  income earned during the period by the corresponding portfolios of the Fund attributable to shares owned by the Subaccount.

                    b    =   expenses    accrued   for   the    period(net    of
                         reimbursements).

                    c = the average daily number of Accumulation Units outstanding during the period.

                    d = the maximum offering price per Accumulation Unit on the last day of the period.

         For the purposes of the yield quotations for a Subaccount, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Surrender Charge or any transfer charges.

         A Surrender Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Transfers" in the Prospectus).

D.   Non - Standardized Performance Data

1.   Total Return Quotations

         The total return quotations for all of the Subaccounts other than a Money Market Subaccount will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and, therefore, no Surrender Charge is reflected.

2.   Tax Deferred Accumulation

         In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

         In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the Accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee, and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the 31% rate on the amount in excess of the Premium.

         In developing tax-deferral charts, the Company will follow these general principles: (1) the assumed rate of earnings will be realistic; (2) the chart will (a) depict accurately the effect of all fees and charges, or (b) provide a narrative that prominently discloses all fees and charges; (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.


         The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.

                               ANNUITY PROVISIONS


Variable Annuity Payments

         A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

         The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

         The dollar amount of Subaccount annuity payments after the first is determined as follows:

          (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

          (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

         The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit

         The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

          (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

          (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

         The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

                  (a)      is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

                    (ii) the per share  amount of any  dividend or capital  gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                    (iii)a per share charge or credit,  which is  determined  by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

               (b) is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of  the  prior Valuation Period; plus or minus

                    (ii) the per share  charge or credit  for any  change in tax reserves for the prior Valuation Period.

               (c) is equal to:

                    (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                    (ii) the   percentage   factor    representing   the   daily
                         Administrative Charge.

         The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.


Additional Provisions

         The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

         If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

         The Company will give the payee under an annuity payment option a settlement contract for the payment option.

         You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

                              FINANCIAL STATEMENTS

     An audited balance sheet for the Company and statement of assets and liabilities for the separate account are provided. The financial statements and schedules of the Company and the Variable Account were filed with the SEC as part of the Registration Statement on Form N-4.


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                         December 31, December 31,
                                                             1997         1996
                                                         ------------   ----------

Assets
------
Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value        $4,995,019   $4,636,022
        (cost: 1997 - $4,712,085: 1996 - $4,456,608)
     Equity securities:
         Common stock
         (cost: 1997 - $13,568: 1996 - $17,906)              27,254       33,099
         Non-redeemable preferred stocks
         (cost: 1997 - $565: 1996 - $649)                       567          590
Mortgage loans on real estate, net                          554,521      513,470
Real estate, net of accumulated
 depreciation of $6,823 in 1997 and $6,046 in 1996           25,450       26,227
Policy loans                                                 10,682       11,063
Other invested assets                                        58,048       65,744
Short-term investments                                       79,893       60,333
Cash                                                            299        1,726
                                                         ----------   ----------

    Total investments and cash                            5,751,733    5,348,274


Amounts due from related parties                              4,802        4,277
Investment income due and accrued                            82,331       77,433
Premium and insurance balances receivable-net                13,459       13,617
Reinsurance assets                                           20,609       25,211
Deferred policy acquisition costs                            39,748       35,754
Separate and variable accounts                              241,541      153,678
Other assets                                                  2,020        2,591
                                                         ----------   ----------

                                    Total assets         $6,156,243   $5,660,835
                                                         ==========   ==========


                 See accompanying notes to financial statements.


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                               December 31,        December 31,
                                                                                   1997                1996
                                                                               -----------         ------------

Liabilities
-----------
  Policyholders' funds on deposit                                              $3,513,621            $3,308,208
  Future policy benefits                                                        1,662,751             1,588,162
  Reserve for unearned premiums                                                     6,021                 8,568
  Policy and contract claims                                                       45,195                44,173
  Reserve for commissions, expenses and taxes                                       4,568                 4,905
  Insurance balances payable                                                        4,624                 7,981
  Federal income tax payable                                                        3,071                 3,758
  Deferred income taxes                                                            70,900                43,445
  Amounts due to related parties                                                    4,491                 5,227
  Separate and variable accounts                                                  241,541               153,678
  Other liabilities                                                                24,277                22,588
                                                                               ----------            ----------


                                    Total liabilities                           5,581,060             5,190,693
                                                                               ----------            ----------


Stockholders' Equity
--------------------

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                           3,225                 3,225
  Additional paid-in capital                                                      197,025               197,025
  Unrealized appreciation (depreciation) of investments, net of future policy benefits and taxes of
   $128,504 in 1997 and $72,979 in 1996                                           184,681               135,431
   Retained earnings                                                              190,252               134,461
                                                                               ----------            ----------

                                    Total stockholders' equity                    575,183               470,142
                                                                               ----------            ----------


        Total liabilities and stockholders' equity                             $6,156,243            $5,660,835
                                                                               ==========            ==========

                 See accompanying notes to financial statements.


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------------------------

ASSETS:
                Investments at Market Value:
                   Alliance Variable Products Series Fund, Inc.:

                                                                           Shares             Cost            Market Value
                                                                    ----------------------------------------------------------
                      Money Market Portfolio                         $10,485,503.650      $  10,485,504       $  10,485,504
                      Premier Growth Portfolio                         1,705,702.964         29,342,384          35,802,706
                      Growth & Income Portfolio                        2,298,316.243         37,836,959          45,805,443
                      International Portfolio                            547,179.798          8,056,600           8,218,640
                      Short-Term Multi-Market Portfolio                   83,504.629            883,600             882,644
                      Global Bond Portfolio                              185,701.387          2,138,655           2,061,275
                      U.S. Government/High Grade
                           Securities Portfolio                          623,968.955          7,043,605           7,443,951
                      Global Dollar Government Portfolio                 199,126.863          2,950,582           2,917,208
                      North American Government Portfolio                483,756.392          6,034,805           6,274,321
                      Utility Income Portfolio                           334,334.446          4,182,088           5,239,021
                      Conservative Investors Portfolio                   552,161.979          6,439,216           7,233,326
                      Growth Investors Portfolio                         164,957.812          2,076,348           2,372,093
                      Growth Portfolio                                 1,722,995.569         27,698,680          38,629,564
                      Total Return Portfolio                             544,578.481          7,784,995           9,214,264
                      Worldwide Privatization Portfolio                  489,862.015          6,725,020           6,956,046
                      Technology Portfolio                             1,008,874.316         12,109,598          11,824,006
                      Quasar Portfolio                                   617,928.736          7,154,254           7,792,082
                      Real Estate Investment Portfolio                   182,985.035          2,059,185           2,256,206
                      High Yield Portfolio                                 4,104.495             42,068              42,400
                                                                                        -----------------  ----------------

                      Total Investments                                                    $181,044,146         211,450,700
                                                                                                            ---------------
                           Total Assets                                                                        $211,450,700
                                                                                                            ===============

EQUITY:
                Contract Owners' Equity                                                                        $211,450,700
                                                                                                            ------------------
                           Total Equity                                                                        $211,450,700
                                                                                                            ==================

                        See Notes to Financial Statements

                 AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------------------------

ASSETS:
                Investments at Market Value:

                                                                           Shares             Cost            Market Value
                                                                    ----------------------------------------------------------
                      Fidelity
                        Money Market Portfolio                            818,331.070    $       818,331      $      818,331
                        Asset Manager Portfolio                            35,403.965            580,609             637,625
                        Growth Portfolio                                   37,863.872          1,272,353           1,404,753
                        High Income Portfolio                              25,569.020            322,095             347,231
                        Investment Grade Bond Portfolio                    16,330.803            200,349             205,115
                        Overseas Portfolio                                 21,076.308            395,300             404,663
                      Alliance
                        Conservative Investors Portfolio                    9,910.804            122,206             129,832
                        Growth & Income Portfolio                          68,111.805          1,198,820           1,357,469
                        Growth Investors Portfolio                          6,120.984             78,437              88,018
                        Growth Portfolio                                   58,397.627          1,110,113           1,309,275
                        Technology Portfolio                               36,222.504            439,762             424,525
                        Quasar Portfolio                                   35,963.349            433,616             453,499
                      Dreyfus
                        Stock Index Portfolio                              42,928.911          1,000,364           1,105,421
                        Zero Coupon 2000 Portfolio                          4,232.807             52,155              52,066
                        Small Company Stock Portfolio                       1,369.266             22,721              22,085
                      Van Eck
                        Worldwide Hard Assets Portfolio                     6,507.777            105,056             102,236
                        Worldwide Balanced Portfolio                       51,430.375            588,702             618,707
                      Weiss, Peck & Greer
                        Tomorrow Short Term Portfolio                      32,510.613            309,990             319,252
                        Tomorrow Medium Term Portfolio                     13,311.909            111,608             114,881
                        Tomorrow Long Term Portfolio                        3,948.553             27,974              31,864
                                                                                        ------------------  ----------------

                      Total Investments                                                      $ 9,190,561           9,946,848
                                                                                                            -----------------
                           Total Assets                                                                          $ 9,946,848
                                                                                                            =================

EQUITY:
                Contract Owners' Equity                                                                          $ 9,946,848
                                                                                                            -----------------
                           Total Equity                                                                          $ 9,946,848
                                                                                                            =================

                        See Notes to Financial Statements

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL SINGLE PURCHASE
                   PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS



                                    issued by


                               VARIABLE ACCOUNT A


                                       and



            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

     THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED May 1, 1998 CALL OR WRITE: American International Life Assurance Company of New York,
Attention: Variable Products, 80 Pine Street, New York, New York 10005, 1-800-255-8402.


DATE OF STATEMENT OF ADDITIONAL INFORMATION: June 25, 1998

                                TABLE OF CONTENTS

                                                                           Page
General Information..................................
      The Company....................................
      Independent Accountants........................
      Legal Counsel..................................
      Distributor....................................
      Calculation of Performance Related Information.
      Delay of Payments..............................
      Transfers......................................

Method of Determining Contract Values................

Annuity Provisions...................................
      Annuity Benefits...............................
      Annuity Options................................
      Variable Annuity Payment Values................
      Annuity Unit...................................
      Net Investment Factor..........................
      Additional Provisions..........................

Financial Statements.................................

                               GENERAL INFORMATION

The Company

         A description of American International Life Assurance Company of New York (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of the Variable Account.

Independent Accountants

         The audited financial statements of the Company and the Variable Account have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

         Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C..

Distributor

     AIG Equity Sales Corp.  ("AIGESC"),  a wholly owned  subsidiary of American
International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions in the amount of $37,267.60 were reatined by the Distributor in 1997.

Calculation Of Performance Related Information

A.    Yield and Effective  Yield  Quotations  for the
         Money Market Subaccount

         The yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

         Any effective yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent,and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Contract Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

B.    Total Return Quotations

         The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                                    ERV  =   ending   redeemable   value   of  a
                                    hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.


C.    Yield   Quotations

     Yield quotations will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                        Yield = 2[(a - b + 1)6 - 1]
                                               -----------
                                     cd

               Where: a = net investment  income earned during the period by the corresponding portfolios of the Fund attributable to shares owned by the Subaccount.

                    b    =   expenses    accrued   for   the    period(net    of
                         reimbursements).

                    c    = the average daily number of Accumulation Units
                        outstanding during the period.

                    d = the maximum offering price per Accumulation Unit on the last day of the period.

         For the purposes of yield quotations for the Subaccounts, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

         A Deferred Sales Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "The Fund, - Transfer of Contract Values" of the Prospectus)

D.   Non - Standardized Performance Data

1.   Total Return Quotations

         The total return quotations for all of the Subaccounts other than a Money Market Subaccount, will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)to the power of n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                               ERV = ending redeemable value ofa hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

         For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

2.   Tax Deferred Accumulation

         In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

         In general, individuals who own annuity contracts are not taxed on inreases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The charts may show accumulations on an initial investment or Purchase Payment of a given amount, assuming hypothetical gross annual returns, compounded annually, and a stated assumed rate. The values shown for the taxable investment will not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee an dthe $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the stated assumed rate on the amount in excess of the Purchase Payment.

         In developing tax-deferral charts, the Company will follow these general principles: (1) the assumed rate of earnings will be realistic; (2) the chart will (a) depict accurately the effect of all fees and charges, or (b) provide a narrative that prominently discloses all fees and charges; (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

         The rates of return illustrated in a chart will be hypothetical and not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from those illustrated in a chart.

Delay of Payments

         Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

               (a) the New York Stock Exchange is closed for other than customary weekends and holidays;

               (b)  trading on the Exchange is restricted;

               (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

               (d) an order of the Securities and Exchange Commission permits delay for the protection of security holders.



         The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (b) and (c) exist.

Transfers

         A Contract Owner may deposit prior to the Annuity Date, all or part of his Contract Value into either the Money Market or Short-Term Multi-Market Sub account (the "Sending Sub-account"), and then automatically transfer those assets into one or more of the other Sub-accounts on a systematic basis. The amount transferred to the Sending Sub-account must be at least $12,000 in order to initiate this option. This process is called Automatic Dollar Cost Averaging.

         The Automatic Dollar Cost Averaging option is available for use with any of the investment options, other than the General Account.

         The Automatic Dollar Cost Averaging transfers may occur monthly or quarterly. The Contract Owner may designate the dollar amount to be transferred each month or elect to have a percentage transferred each month, up to a maximum of 60 months.

         The Company will make all Automatic Dollar Cost Averaging transfers on the 15th calendar day of each month, or the next day the New York Stock Exchange is open for business if the 15th calendar day of hte month should fall on a day the New York Stock Exchange is closed. In order to process an Automatic Dollar Cost Averaging transfer, the Company must have received a request in writing by no later than the 6th calendar day of the month.

         The Automatic Dollar Cost Averaging option may be cancelled at any time by written request or automatically if the value of the Sending Sub-account subject to the Automatic Dollar Cost Averaging option is less than $1,000.

         A Contract Owner may change his Automatic Dollar cost Averaging investment allocation only once during any 12 month period.

         Any transfers made under this section are subject to the conditions of the section entitled "The Fund - Transfer of Contract Values" of the Prospectus, except that the Company will not deem the election of the Automatic Dollar Cost Averaging option to count towards a Contract Owner's twelve (12) free transfers.

                     METHOD OF DETERMINING CONTRACT VALUES

         The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio of the Fund held within the Subaccount. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

         When the first shares of the respective Portfolios of the Fund were purchased for the Subaccounts, the Accumulation Units for the Subaccounts were valued at $10. The value of an Accumulation Unit for a Subaccount on any Valuation Date thereafter is determined by dividing (a) by (b), where:

                  (a)      is equal to:

                    (i) the total value of the net assets attributable to Accumulation Units in the Subaccount, minus

                    (ii) the daily charge for assuming the risk of  guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Subaccount; minus

                    (iii)the daily charge for providing  certain  administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Subaccount; minus or plus

                    (iv) a charge or credit  for any tax  provision  established for the Subaccount. The Company is not currently making any provision for taxes.

                    (b) is the total number of Accumulation Units applicable to that Subaccount at the end of the Valuation Period.

         The resulting value of each Subaccount Accumulation Unit is multiplied by the respective number of Subaccount Accumulation Units for a Contract. The Contract Value of the Variable Account is the sum of all Subaccount values for the Contract.

         An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.



                              ANNUITY PROVISIONS

Annuity Benefits

         If the Annuitant is alive on the Annuity Date the Company will begin making payments to the Annuitant under the payment option or options selected. The amount of the annuity payments will depend on the age or sex of the payee at the time the settlement contract is issued.

Annuity Options

         The annuity options are as follows:

     Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

     Option 2: Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

               (a) payments will be continued during the remainder of the period to the successor payee; or

               (b) the sucessor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option.

     Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either payee or a designated second person is alive.

         Annuity options are available on a fixed and/or a variable basis. the Contract Owner may allocate Contract Values to purchase only fixed annuity payments, or to purchase only variable annuity payments, or to purchase a combination of the two. Contract Values which purchase fixed annuity payments will be invested in the General Account. Contract Values which purchase variable anuuity payments will be invested in the Variable Account. The Contract Owner may make no transfers between the General Account and the Variable Account after the Annuity Date. The Company also may offer additional options at its discretion.

Variable Annuity Payment Values

         A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

         The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

         The dollar amount of Subaccount annuity payments after the first is determined as follows:

               (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

               (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

         The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit

         The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

               (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

               (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

         The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          (a)  is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

                    (ii) the per share  amount of any  dividend or capital  gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                    (iii)a per share charge or credit,  which is  determined  by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

          (b)  is equal to:

                    (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

                    (ii) the per share  charge or credit  for any  change in tax reserves for the prior Valuation Period.

          (c)  is equal to:

                    (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                    (ii) the   percentage   factor    representing   the   daily
                         Administrative Charge.

         The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.


Additional Provisions

         The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

         If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

         The Company will give the payee under an annuity payment option a settlement contract for the payment option.

         You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.


                              FINANCIAL STATEMENTS

     An audited balance sheet for the Company and statement of assets and liabilities for the separate account are provided. The financial statements and schedules of the Company and the Variable Account were filed with the SEC as part of the Registration Statement on Form N-4.


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                         December 31, December 31,
                                                             1997         1996
                                                         ------------   ----------

Assets
------
Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value        $4,995,019   $4,636,022
        (cost: 1997 - $4,712,085: 1996 - $4,456,608)
     Equity securities:
         Common stock
         (cost: 1997 - $13,568: 1996 - $17,906)              27,254       33,099
         Non-redeemable preferred stocks
         (cost: 1997 - $565: 1996 - $649)                       567          590
Mortgage loans on real estate, net                          554,521      513,470
Real estate, net of accumulated
 depreciation of $6,823 in 1997 and $6,046 in 1996           25,450       26,227
Policy loans                                                 10,682       11,063
Other invested assets                                        58,048       65,744
Short-term investments                                       79,893       60,333
Cash                                                            299        1,726
                                                         ----------   ----------

    Total investments and cash                            5,751,733    5,348,274


Amounts due from related parties                              4,802        4,277
Investment income due and accrued                            82,331       77,433
Premium and insurance balances receivable-net                13,459       13,617
Reinsurance assets                                           20,609       25,211
Deferred policy acquisition costs                            39,748       35,754
Separate and variable accounts                              241,541      153,678
Other assets                                                  2,020        2,591
                                                         ----------   ----------

                                    Total assets         $6,156,243   $5,660,835
                                                         ==========   ==========


                 See accompanying notes to financial statements.


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                               December 31,        December 31,
                                                                                   1997                1996
                                                                               -----------         ------------

Liabilities
-----------
  Policyholders' funds on deposit                                              $3,513,621            $3,308,208
  Future policy benefits                                                        1,662,751             1,588,162
  Reserve for unearned premiums                                                     6,021                 8,568
  Policy and contract claims                                                       45,195                44,173
  Reserve for commissions, expenses and taxes                                       4,568                 4,905
  Insurance balances payable                                                        4,624                 7,981
  Federal income tax payable                                                        3,071                 3,758
  Deferred income taxes                                                            70,900                43,445
  Amounts due to related parties                                                    4,491                 5,227
  Separate and variable accounts                                                  241,541               153,678
  Other liabilities                                                                24,277                22,588
                                                                               ----------            ----------


                                    Total liabilities                           5,581,060             5,190,693
                                                                               ----------            ----------


Stockholders' Equity
--------------------

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                           3,225                 3,225
  Additional paid-in capital                                                      197,025               197,025
  Unrealized appreciation (depreciation) of investments, net of future policy benefits and taxes of
   $128,504 in 1997 and $72,979 in 1996                                           184,681               135,431
   Retained earnings                                                              190,252               134,461
                                                                               ----------            ----------

                                    Total stockholders' equity                    575,183               470,142
                                                                               ----------            ----------


        Total liabilities and stockholders' equity                             $6,156,243            $5,660,835
                                                                               ==========            ==========

                 See accompanying notes to financial statements.


                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------------------------

ASSETS:
                Investments at Market Value:
                   Alliance Variable Products Series Fund, Inc.:

                                                                           Shares             Cost            Market Value
                                                                    ----------------------------------------------------------
                      Money Market Portfolio                         $10,485,503.650      $  10,485,504       $  10,485,504
                      Premier Growth Portfolio                         1,705,702.964         29,342,384          35,802,706
                      Growth & Income Portfolio                        2,298,316.243         37,836,959          45,805,443
                      International Portfolio                            547,179.798          8,056,600           8,218,640
                      Short-Term Multi-Market Portfolio                   83,504.629            883,600             882,644
                      Global Bond Portfolio                              185,701.387          2,138,655           2,061,275
                      U.S. Government/High Grade
                           Securities Portfolio                          623,968.955          7,043,605           7,443,951
                      Global Dollar Government Portfolio                 199,126.863          2,950,582           2,917,208
                      North American Government Portfolio                483,756.392          6,034,805           6,274,321
                      Utility Income Portfolio                           334,334.446          4,182,088           5,239,021
                      Conservative Investors Portfolio                   552,161.979          6,439,216           7,233,326
                      Growth Investors Portfolio                         164,957.812          2,076,348           2,372,093
                      Growth Portfolio                                 1,722,995.569         27,698,680          38,629,564
                      Total Return Portfolio                             544,578.481          7,784,995           9,214,264
                      Worldwide Privatization Portfolio                  489,862.015          6,725,020           6,956,046
                      Technology Portfolio                             1,008,874.316         12,109,598          11,824,006
                      Quasar Portfolio                                   617,928.736          7,154,254           7,792,082
                      Real Estate Investment Portfolio                   182,985.035          2,059,185           2,256,206
                      High Yield Portfolio                                 4,104.495             42,068              42,400
                                                                                        -----------------  ----------------

                      Total Investments                                                    $181,044,146         211,450,700
                                                                                                            ---------------
                           Total Assets                                                                        $211,450,700
                                                                                                            ===============

EQUITY:
                Contract Owners' Equity                                                                        $211,450,700
                                                                                                            ------------------
                           Total Equity                                                                        $211,450,700
                                                                                                            ==================

                        See Notes to Financial Statements

                 AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------------------------

ASSETS:
                Investments at Market Value:

                                                                           Shares             Cost            Market Value
                                                                    ----------------------------------------------------------
                      Fidelity
                        Money Market Portfolio                            818,331.070    $       818,331      $      818,331
                        Asset Manager Portfolio                            35,403.965            580,609             637,625
                        Growth Portfolio                                   37,863.872          1,272,353           1,404,753
                        High Income Portfolio                              25,569.020            322,095             347,231
                        Investment Grade Bond Portfolio                    16,330.803            200,349             205,115
                        Overseas Portfolio                                 21,076.308            395,300             404,663
                      Alliance
                        Conservative Investors Portfolio                    9,910.804            122,206             129,832
                        Growth & Income Portfolio                          68,111.805          1,198,820           1,357,469
                        Growth Investors Portfolio                          6,120.984             78,437              88,018
                        Growth Portfolio                                   58,397.627          1,110,113           1,309,275
                        Technology Portfolio                               36,222.504            439,762             424,525
                        Quasar Portfolio                                   35,963.349            433,616             453,499
                      Dreyfus
                        Stock Index Portfolio                              42,928.911          1,000,364           1,105,421
                        Zero Coupon 2000 Portfolio                          4,232.807             52,155              52,066
                        Small Company Stock Portfolio                       1,369.266             22,721              22,085
                      Van Eck
                        Worldwide Hard Assets Portfolio                     6,507.777            105,056             102,236
                        Worldwide Balanced Portfolio                       51,430.375            588,702             618,707
                      Weiss, Peck & Greer
                        Tomorrow Short Term Portfolio                      32,510.613            309,990             319,252
                        Tomorrow Medium Term Portfolio                     13,311.909            111,608             114,881
                        Tomorrow Long Term Portfolio                        3,948.553             27,974              31,864
                                                                                        ------------------  ----------------

                      Total Investments                                                      $ 9,190,561           9,946,848
                                                                                                            -----------------
                           Total Assets                                                                          $ 9,946,848
                                                                                                            =================

EQUITY:
                Contract Owners' Equity                                                                          $ 9,946,848
                                                                                                            -----------------
                           Total Equity                                                                          $ 9,946,848
                                                                                                            =================

                        See Notes to Financial Statements